AXS Merger Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 30.1%
	APPAREL — 2.2%
13,600	Capri Holdings Ltd.*	$683,264
	BANKS — 0.0%
1	Columbia Banking System, Inc.	27
	BIOTECHNOLOGY — 4.0%
3,300	Cerevel Therapeutics Holdings, Inc.*	139,920
11,200	ImmunoGen, Inc.*	332,080
700	Karuna Therapeutics, Inc.*	221,557
6,700	Mirati Therapeutics, Inc.*	393,625
2,000	RayzeBio, Inc.*	124,340
		1,211,522
	COMMERCIAL SERVICES — 1.9%
11,000	SP Plus Corp.*	563,750
	DIVERSIFIED FINANCIAL SERVICES — 0.1%
7,300	Canaccord Genuity Group, Inc.	41,868
	ENTERTAINMENT — 0.2%
10,100	Cineplex, Inc.*	63,797
	FOOD SERVICE — 1.2%
16,900	Sovos Brands, Inc.*	372,307
	IRON/STEEL — 0.4%
2,700	United States Steel Corp.	131,355
	MACHINERY-DIVERSIFIED — 0.9%
9,900	Hollysys Automation Technologies Ltd.*	260,865
	OIL & GAS — 9.2%
12,700	Hess Corp.	1,830,832
4,200	Pioneer Natural Resources Co.	944,496
		2,775,328
	REITS — 3.3%
29,200	RPT Realty - REIT	374,636
14,200	Spirit Realty Capital, Inc. - REIT	620,398
		995,034
	SOFTWARE — 6.5%
8,600	Alteryx, Inc. - Class A*	405,576
12,500	EngageSmart, Inc.*	286,250
8,300	Splunk, Inc.*	1,264,505

AXS Merger Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOFTWARE (Continued)
1	Unity Software, Inc.*	$32
		1,956,363
	TRANSPORTATION — 0.2%
7,700	Daseke, Inc.*	62,370
	TOTAL COMMON STOCKS
	(Cost $9,037,402)	9,117,850
	SHORT-TERM INVESTMENTS — 35.1%
10,634,262	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 5.22%[1]	10,634,262
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,634,262)	10,634,262
	TOTAL INVESTMENTS — 65.2%
	(Cost $19,671,664)	19,752,112
	Other Assets in Excess of Liabilities — 34.8%	10,555,871
	TOTAL NET ASSETS — 100.0%	$30,307,983
	SECURITIES SOLD SHORT — (12.9)%
	COMMON STOCKS — (12.9)%
	DIVERSIFIED FINANCIAL SERVICES — (0.0)%
(1)	Intercontinental Exchange, Inc.	(128)
	OIL & GAS — (9.6)%
(13,020)	Chevron Corp.	(1,942,063)
(9,758)	Exxon Mobil Corp.	(975,605)
		(2,917,668)
	REITS — (3.3)%
(17,662)	Kimco Realty Corp. - REIT	(376,377)
(10,872)	Realty Income Corp. - REIT	(624,271)
		(1,000,648)
	TOTAL COMMON STOCKS
	(Proceeds $3,863,719)	(3,918,444)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $3,863,719)	$(3,918,444)

REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.